Investment securities and fair value disclosure - Rollforward of assets (Details) - Convertible bonds accounted for under the fair value option - Level 3 - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Convertible and exchangeable bonds accounted for under the fair value option
Balance as of beginning	¥ 1,256
Additions	1,153	¥ 1,264
Foreign currency translation adjustments	89	(8)
Balance as of end	¥ 2,498	¥ 1,256